Balance Sheet (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
FUTURETECH II ACQUISITION CORP [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
FUTURETECH II ACQUISITION CORP [Member] | Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	3,510,075	3,510,075	635,075
Common stock, shares outstanding	3,510,075	3,510,075	635,075
Temporary equity, par value	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	100,000,000	100,000,000	100,000,000
Temporary equity, shares issued	779,886	779,886	5,556,350
Temporary equity, shares oustanding	779,886	779,886	5,556,350
Temporary equity, redemption per share	$ 12.54	$ 11.64	$ 11.02
Common stock representative shares	115,000	115,000	115,000
FUTURETECH II ACQUISITION CORP [Member] | Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	0	0	2,875,000
Common stock, shares outstanding	0	0	2,875,000